Earnings Per Equity Share - Summary of Diluted Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 113,500	$ 1,381	₨ 122,191	₨ 107,946
Weighted average number of equity shares outstanding	5,477,466,573	5,477,466,573	5,466,705,840	5,649,265,885
Effect of dilutive equivalent share options	11,524,602	11,524,602	15,377,598	12,391,937
Weighted average number of equity shares for diluted earnings per share	5,488,991,175	5,488,991,175	5,482,083,438	5,661,657,822
Diluted earnings per share | (per share)	₨ 20.68	$ 0.25	₨ 22.29	₨ 19.07